Income Taxes - Maturities of income tax payable (Details) - 2014 Tax Reform $ in Thousands	Dec. 31, 2022 MXN ($)
Income Taxes
Income tax payable	$ 183,256
2023
Income Taxes
Income tax payable	$ 183,256